Reverse Stock Split	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Shareholders' Equity
Reverse Stock Split

Note 9. Reverse Stock Split

On June 5, 2024, the Company completed a reverse stock split of its issued and outstanding shares of common stock at a ratio of one-for-sixteen, whereby every sixteen shares of the Company’s issued and outstanding common stock was automatically combined into one issued and outstanding share of common stock without any change in the par value per share. No fractional shares were issued as a result of the reverse stock split. Any fractional shares that would otherwise have resulted from the reverse stock split were rounded up to the next whole number. The Company’s common stock began trading on The NASDAQ Capital Market on a reverse split basis at the market opening on June 5, 2024. All share and per share data have been restated to reflect this reverse stock split.

Note 13. Reverse Stock Split

On June 5, 2024, the Company completed a reverse stock split of its issued and outstanding shares of common stock at a ratio of one-for-sixteen, whereby every sixteen shares of the Company’s issued and outstanding common stock was automatically combined into one issued and outstanding share of common stock without any change in the par value per share. No fractional shares were issued as a result of the reverse stock split. Any fractional shares that would otherwise have resulted from the reverse stock split were rounded up to the next whole number. The Company’s common stock began trading on The NASDAQ Capital Market on a reverse split basis at the market opening on June 6, 2024. All share and per share data have been restated to reflect this reverse stock split.